DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

			Repayment		2024		2023
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	933.0	2024-2034	$190.5	$1,068.8	$18.5	$1,257.9
Canadian dollar, Series 1, fixed rate - 5.541%		$400.0	2028	—	397.5	—	—
Canadian dollar, fixed rate - 4.15%		$21.5	2024-2027	12.9	8.6	2.9	21.4
Term loans
U.S. dollar, variable rate	US$	125.0	2025	—	168.9	67.0	405.4
Canadian dollar, variable rate		$23.9	2024-2028	5.6	18.3	5.6	23.8
Other			2024-2026	14.3	32.8	15.2	47.4
Lease liabilities
U.S. dollar			2024-2071	30.2	368.2	55.7	241.3
Other			2024-2043	25.0	128.5	25.5	133.4
R&D obligations
Canadian dollar			2023-2048	30.4	543.8	24.2	471.9
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	433.0
Canadian dollar, variable rate				—	30.0	—	—
Total long-term debt				$308.9	$2,765.4	$214.6	$3,035.5

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2022	$1,221.0	$620.3	$395.0	$473.0	$336.9	$3,046.2
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	44.5	44.5
Proceeds from long-term debt	—	—	—	31.2	—	31.2
Repayment of long-term debt	(21.8)	(106.1)	—	(33.1)	—	(161.0)
Repayment of lease liabilities	—	—	(83.4)	—	—	(83.4)
Total changes from financing cash flows	$(21.8)	$(106.1)	$(83.4)	$(1.9)	$44.5	$(168.7)
Non-cash changes
Foreign currency exchange differences	101.1	48.9	21.7	—	51.6	223.3
Additions and remeasurement of lease liabilities	—	—	128.2	—	—	128.2
Accretion	—	—	—	25.0	—	25.0
Other	0.4	1.3	(5.6)	—	—	(3.9)
Total non-cash changes	$101.5	$50.2	$144.3	$25.0	$51.6	$372.6
Net book value as at March 31, 2023	$1,300.7	$564.4	$455.9	$496.1	$433.0	$3,250.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	(396.7)	(396.7)
Proceeds from long-term debt	397.1	—	—	36.4	—	433.5
Repayment of long-term debt	(21.7)	(324.0)	—	(24.7)	—	(370.4)
Repayment of lease liabilities	—	—	(69.5)	—	—	(69.5)
Total changes from financing cash flows	$375.4	$(324.0)	$(69.5)	$11.7	$(396.7)	$(403.1)
Non-cash changes
Foreign currency exchange differences	1.2	(1.3)	0.5	—	(6.3)	(5.9)
Additions and remeasurement of lease liabilities	—	—	177.2	—	—	177.2
Disposal of discontinued operations (Note 2)	—	—	(12.2)	—	—	(12.2)
Accretion	—	—	—	27.9	—	27.9
Transfer from royalty obligations (Note 2)	—	—	—	36.9	—	36.9
Other	1.0	0.8	—	1.6	—	3.4
Total non-cash changes	$2.2	$(0.5)	$165.5	$66.4	$(6.3)	$227.3
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3